PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS - Additional Information (Details) - EBP 001 - Prologis Common Stock - Trustee - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Status [Line Items]
Employee benefit plan, purchased of common stock	$ 2,500,000	$ 3,300,000
Employee benefit plan, sale of common stock	$ 3,800,000	$ 3,800,000